Significant partly-owned subsidiary - Summarized Statements of Financial Position (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 6,198	$ 5,688
Non-current assets	60,566	54,977
Total assets	66,764	60,665
Current liabilities	9,113	8,271
Non-current liabilities	34,710	31,065
Total liabilities	43,823	39,336
Total equity attributable to BCE shareholders	22,635	20,989
NCI	306	340
CTV Specialty hedge
Disclosure of subsidiaries [line items]
Current assets	329	357
Non-current assets	1,010	1,032
Total assets	1,339	1,389
Current liabilities	220	159
Non-current liabilities	226	227
Total liabilities	446	386
Total equity attributable to BCE shareholders	622	699
NCI	$ 271	$ 304
Proportion of ownership interests held by non-controlling interests	29.90%	29.90%
Net assets	$ 5	$ 6